STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		9 Months Ended
	Jul. 07, 2018	Jan. 11, 2018	Dec. 14, 2017	Oct. 15, 2017	Aug. 17, 2018	May 16, 2018	Feb. 20, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 05, 2018	Sep. 04, 2018	Aug. 03, 2018	Jul. 17, 2018	Jan. 24, 2018	Dec. 31, 2017	Aug. 21, 2017	May 18, 2017	Apr. 24, 2017	Apr. 07, 2017	Dec. 31, 2016
Common stock, par value per share								$ 0.001		$ 0.001							$ 0.001					$ 0.001
Common stock, shares authorized								75,000,000		75,000,000							75,000,000					75,000,000
Common stock, shares issued								25,795,871		25,795,871							23,901,252					23,336,673
Common Stock, Shares Outstanding								25,795,871		25,795,871							23,901,252					23,336,673
Prepaid expenses and other assets								$ 860,114		$ 860,114							$ 586,888					$ 223,879
Debt discount								$ 427,327	$ 477,285	$ 1,286,420	$ 554,968
Restricted Stock [Member]
Common stock, shares unissued								90,000		90,000
Common stock shares, vested										230,625
Consulting Agreement [Member]
Common stock, shares issued				50,000
Prepaid expenses and other assets								$ 77,486		$ 77,486
Price per share				$ 4.90
Consulting Agreement [Member] | Individual [Member]
Common stock granted shares				100,000
Common stock shares issued description				The remaining 50,000 common stock shares shall be granted to the Consultant within 90 days of execution of the Agreement.
Consulting Agreement [Member] | Restricted Stock [Member] | Individual [Member]
Common stock, shares unissued							250,000
Stock payable							$ 275,000
Common stock granted shares							250,000
Common stock shares, vested							250,000
Price per share							$ 1.10
Media Advertising Agreement [Member]
Prepaid expenses and other assets								30,071		30,071
Stock payable								$ 63,900		$ 63,900
Price per share								$ 0.71		$ 0.71
Common stock shares owed under agreement								90,000		90,000
Media Advertising Agreement [Member] | Restricted Stock [Member] | Individual [Member]
Common stock granted shares							90,000
Common stock shares, vested							90,000
Patent Purchase Agreement [Member]
Common stock, shares unissued								120,000		120,000
Stock payable								$ 97,000		$ 97,000
Common stock shares owed under agreement								120,000		120,000
Intellectual property and patents amount								$ 94,618		$ 94,618
Patent Purchase Agreement [Member] | Maximum [Member]
Business acquisition consideration transferred or transferable shares issued or issuable										200,000
Description for issuance of shares as consideration under agreement										(a) 50,000 Shares will be issued on the Effective Date; (b) 10,000 Shares will be issued for each Abandoned Application the prosecution of which is revived by the United States Patent and Trademark Office (“USPTO”); and (c) 50,000 Shares will be issued upon issuance by the USPTO of each patent that includes at least one specific claim in a patent application that recites subject matter to be defined by Assignee in its sole discretion (“Target Claim”).
Stock Purchase Agreement [Member]
Common stock, shares unissued								69,444		69,444
Stock payable								$ 50,000		$ 50,000
Stock Purchase Agreement [Member] | Restricted Stock [Member]
Common stock, shares unissued								69,444		69,444
Stock payable								$ 50,000		$ 50,000
Stock Purchase Agreement [Member] | Restricted Stock [Member] | Individual [Member]
Common stock granted shares						69,444
Common stock shares, vested						69,444
Price per share						$ 0.72
Advisory Consulting Agreementt [Member]
Prepaid expenses and other assets								$ 7,780		$ 7,780
Advisory Consulting Agreementt [Member] | Restricted Stock [Member] | Individual [Member]
Common stock, shares unissued		70,000
Stock payable		$ 129,000
Common stock granted shares		70,000
Common stock shares, vested		70,000
Price per share		$ 1.85
Consulting expenses [Member]
Stock payable																	16,667
Convertible promissory note [Member]
Common stock, shares issued			150,000
Convertible promissory note due date			Jun. 14, 2018
Price per share			$ 2.05
Convertible promissory note issued			$ 100,000
0.97 [Member] | Patent Purchase Agreement [Member]
Price per share								$ 0.97		$ 0.97
Common stock shares owed under agreement								50,000		50,000
0.69 [Member] | Patent Purchase Agreement [Member]
Price per share								$ 0.69		$ 0.69
Common stock shares owed under agreement								50,000		50,000
0.70 [Member] | Patent Purchase Agreement [Member]
Price per share								$ 0.70		$ 0.70
Common stock shares owed under agreement								20,000		20,000
Common Share Issuances [Member]
Common stock, shares issued				50,000	115,000	70,150									69,444	50,000		100,000	300,000	100,000	14,579
Prepaid expenses and other assets								$ 23,108		$ 23,108
Common stock issuances, value				$ 245,000	$ 189,750	$ 45,614									$ 50,000	$ 74,000		$ 530,000	$ 630,000	$ 700,000	$ 100,000
Price per share				$ 4.90	$ 1.65	$ 0.65									$ 0.72	$ 1.48		$ 5.30	$ 2.10	$ 7.00	$ 6.86
Debt discount					$ 115,000
Common Share Issuances [Member] | Prepaid Expenses And Other Assets Two [Member]
Prepaid expenses and other assets																	192,644
Common Share Issuances [Member] | Prepaid Expenses And Other Assets One [Member]
Prepaid expenses and other assets																	39,699
Common Share Issuances [Member] | Prepaid Expenses And Other Assets [Member]
Prepaid expenses and other assets																	$ 26,575
Common Share Issuances [Member] | Consulting Services [Member]
Common stock, shares issued						1,000,000									70,000
Prepaid expenses and other assets								$ 831,429		$ 831,429
Common stock issuances, value						$ 970,000									$ 129,500
Price per share						$ 0.97									$ 1.85
Common Share Issuances [Member] | Media And Advertising Services [Member]
Common stock, shares issued													90,000
Common stock issuances, value													$ 291,600
Price per share													$ 3.24
Common Share Issuances [Member] | Strategic Marketing And Development Advisory Services [Member]
Common stock, shares issued															250,000
Common stock issuances, value															$ 275,000
Price per share															$ 1.10
Common Share Issuances [Member] | 1.00 [Member]
Common stock, shares issued													90,000
Price per share													$ 1.00
Common Share Issuances [Member] | 0.71 [Member]
Common stock, shares issued													90,000
Common stock issuances, value													$ 153,900
Price per share													$ 0.71
Stock Payable
Common stock, shares unissued								50,000		50,000
Promissory Note								$ 144,000		$ 144,000
Stock payable unissued amount								$ 308,328		$ 308,328
Stock Payable | Media Advertising Agreement [Member]
Common stock, shares issued														30,000
Common stock issuances, value														$ 56,400
Price per share														$ 1.88
Stock Payable | Unsecured Promissory Note [Member]
Common stock, shares issued												50,000
Price per share												$ 2.88
Promissory Note												$ 150,000
Convertible promissory note [Member]
Converted share of common stock, amount	$ 263,398
Converted share of common stock, shares	297,288
Conversion price	$ 0.886